Share Based Compensation (Expense) (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share based compensation expense and related tax benefit
Share-based compensation expense	$ 37,007	$ 27,873	$ 19,666
Tax (expense) benefit	$ 12,472	$ 9,298	$ 6,708